Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	R$ 4,985,967	R$ 3,936,348	R$ 3,444,656
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation expense	125,193	118,603	110,248
Adjustments for amortisation expense	140,132	133,810	95,629
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	29,452	32,266	20,805
Share of profit (loss) of associates and joint ventures accounted for using equity method	(47,286)	(73,507)	12,165
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	91,212	52,403	54,301
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables	288,496	360,859	78,945
Adjustments for provisions	34,285	9,940	12,305
Adjustments for unrealised foreign exchange losses (gains)	1,188,410	(470,788)	(301,697)
Adjustments for share-based payments	417,257	365,715	584,772
Adjustments for interest expense	609,375	637,640	429,222
Gains (losses) on disposals of investments	33,126	26,367	0
Changes In Assets And Liabilities [Abstract]
Adjustments For Increase decrease In Securities	(59,159,736)	(12,743,703)	(28,309,585)
Adjustments for decrease (increase) in derivative financial assets	(7,340,657)	1,700,236	(1,550,061)
Adjustments for decrease (increase) in financial assets held for trading	(2,057,519)	1,209,000	(1,423,398)
Adjustments for decrease (increase) in reverse repurchase agreements and cash collateral on securities borrowed	(4,281,877)	(4,495,605)	1,937,077
Adjustments for decrease (increase) in trade accounts receivable	(109,731)	(53,247)	(157,056)
Adjustments for decrease (increase) in loans and advances to banks	(951,004)	(5,596,362)	(9,416,502)
Adjustments for decrease (increase) in prepaid expenses	55,030	22,722	(257,357)
Adjustments for decrease (increase) in other assets	(8,083,216)	(437,106)	(3,358,515)
Adjustments for increase (decrease) in repurchase agreements and cash collateral on securities lent	38,439,210	711,818	5,508,746
Adjustments for increase (decrease) in trade accounts payable	(184,753)	326,344	(308,824)
Adjustments for increase (decrease) in deposits from banks	33,547,408	12,478,690	17,563,948
Adjustments For Increase decrease In Social And Statutory Obligations	164,784	126,692	(54,093)
Adjustments For Increase decrease In Tax And Social Security Obligations	(154,910)	17,407	(91,326)
Adjustments for increase (decrease) in employee benefit liabilities	9,815,312	10,675,260	13,812,415
Adjustments for increase (decrease) in other liabilities	4,484,949	(347,790)	3,938,385
Cash flows from (used in) operations	12,078,909	8,724,012	2,375,205
Income taxes refund (paid)	(542,404)	(402,842)	(370,862)
Contingencies Paid	(8,188)	(52,667)	(2,521)
Interest paid	(349,353)	(141,202)	(197,937)
Cash flows from (used in) operating activities	11,178,964	8,127,301	1,803,885
Cash flows from (used in) investing activities [abstract]
Purchase of intangible assets	(185,404)	(130,219)	(82,412)
Purchase of property, plant and equipment	(144,808)	(66,004)	(44,563)
Disposal of property and equipment assets	(10,000)	0	0
Cash flows used in obtaining control of subsidiaries or other businesses	0	770,887	(69,532)
Acquisition of associates	(1,393,863)	(65,444)	(174,773)
Other cash payments to acquire interests in joint ventures, classified as investing activities	46,812	0	0
Losses on disposals of investments	0	29,589	0
Cash flows from (used in) investing activities	(1,667,263)	538,809	(371,280)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings	0	2,252,550	0
Increase (decrease) through treasury share transactions, equity	(1,353,611)	(915,859)	(1,814,823)
Proceeds from issue of bonds, notes and debentures	1,159,233	373,481	1,890,500
Repayments of borrowings	(2,381,225)	(1,966,674)	(101,716)
Repayments of bonds, notes and debentures	(1,170,612)	(590,029)	(175,999)
Dividends paid	(2,037,082)	(3,542,298)	0
Increase Decrease From Transactions With Non Controlling Interests	(5)	(4,146)	3,556
Dividends paid to non-controlling interests	(991)	(1,853)	(1,820)
Cash flows from (used in) financing activities	(5,784,293)	(4,394,828)	(200,302)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	3,727,408	4,271,282	1,232,303
Cash and cash equivalents at beginning of period	9,210,484	4,967,480	3,751,861
Effect of exchange rate changes on cash and cash equivalents	(28,278)	(28,278)	(16,684)
Cash and cash equivalents at end of period	12,909,614	9,210,484	4,967,480
Cash	5,610,548	3,943,307	3,553,126
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed Included In Cash And Cash Equivalents	2,885,843	2,760,296	646,478
Short-term deposits, classified as cash equivalents	69,224	67,985	252,877
Other deposits	R$ 4,343,999	R$ 2,438,896	R$ 514,999